Financial Instruments - Summary of Financial Instrument by Category (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 1,883.1		$ 855.2
Financial investments	869.2		424.7
Guarantee Deposits	1.7		0.6
Collateralized accounts receivable	13.9		17.6
Contract assets	461.8		461.9
Trade accounts receivable, net	203.4		149.4
Customer and commercial financing	29.9
Derivative financial instruments	9.6		2.1
Other Assets	52.0		34.5
Financial assets	3,524.6		1,946.0
LIABILITIES
Loans and financing	4,448.0		91.0	$ 3,647.6	$ 4,198.3
Trade accounts payable and other liabilities	794.5		550.8
Lease liability	64.7	$ 1.6	38.6	$ 57.6
Financial guarantee and residual value	120.8
Derivative financial instruments	9.9		4.5
Other liabilities	213.0		128.7
Financial liabilities	5,650.9		813.6
Financial Instruments at amortized cost [member]
ASSETS
Cash and cash equivalents	1,883.1		855.2
Financial investments	51.8
Guarantee Deposits	1.7		0.6
Collateralized accounts receivable	13.9		17.6
Contract assets	461.8		461.9
Trade accounts receivable, net	203.4		149.4
Customer and commercial financing	29.9
Other Assets	52.0		34.5
Financial assets	2,697.6		1,519.2
LIABILITIES
Loans and financing	4,448.0		91.0
Trade accounts payable and other liabilities	772.3		550.8
Lease liability	64.7		38.6
Financial guarantee and residual value	34.6
Other liabilities	213.0		128.7
Financial liabilities	5,532.6		809.1
Financial instruments at fair value through other comprehensive income [member]
ASSETS
Financial investments	513.0
Financial assets	513.0
LIABILITIES
Trade accounts payable and other liabilities	22.2
Financial liabilities	22.2
Financial instruments measured or designated at fair value through profit or loss [member]
ASSETS
Financial investments	304.4		424.7
Derivative financial instruments	9.6		2.1
Financial assets	314.0		426.8
LIABILITIES
Financial guarantee and residual value	86.2
Derivative financial instruments	9.9		4.5
Financial liabilities	$ 96.1		$ 4.5